Offerings	Feb. 12, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.10 per share
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.
(4) Representing rights or obligations to purchase common stock, preferred stock, debt securities or other securities, property or assets.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.
(4) Representing rights or obligations to purchase common stock, preferred stock, debt securities or other securities, property or assets.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.
(4) Representing rights or obligations to purchase common stock, preferred stock, debt securities or other securities, property or assets.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Units
Offering Note
(1) Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(2) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.

(3) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered, issued or sold at indeterminate prices.
(4) Representing rights or obligations to purchase common stock, preferred stock, debt securities or other securities, property or assets.